Inventory - Provision (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Changes in the provision for obsolete and slow-moving inventory
Beginning balance	$ 291,768
Ending balance	324,878	$ 291,768
Provision for inventory/trade receivables
Changes in the provision for obsolete and slow-moving inventory
Beginning balance	(38,384)	(36,985)
Reversals (additions), net	17,435	3,090
Exchange variation gains (losses)	213	(4,489)
Ending balance	(20,736)	(38,384)
Provision for inventory/trade receivables | Finished products
Changes in the provision for obsolete and slow-moving inventory
Beginning balance	(768)
Reversals (additions), net	727
Exchange variation gains (losses)	1
Ending balance	(40)	(768)
Provision for inventory/trade receivables | Semi-finished products
Changes in the provision for obsolete and slow-moving inventory
Beginning balance	(10,167)
Reversals (additions), net	(2)
Exchange variation gains (losses)	150
Ending balance	(10,019)	(10,167)
Provision for inventory/trade receivables | Raw materials
Changes in the provision for obsolete and slow-moving inventory
Beginning balance	(153)
Reversals (additions), net	(63)
Exchange variation gains (losses)	2
Ending balance	(214)	(153)
Provision for inventory/trade receivables | Auxiliary materials and consumables
Changes in the provision for obsolete and slow-moving inventory
Beginning balance	(27,296)
Reversals (additions), net	16,773
Exchange variation gains (losses)	60
Ending balance	$ (10,463)	$ (27,296)